Financial Instruments (Fair value of financial instruments) (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt, excluding finance leases, carrying amount	$ 15,419	$ 12,475
Fair Value, Recurring [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt, excluding finance leases, fair value	$ 14,137	$ 14,424